Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Beginning Balance, value at Dec. 31, 2008	$ 11,514	$ 12,983	$ 105,845	$ (7,995)	$ (29,934)	$ 92,413
Beginning Balance, shares at Dec. 31, 2008	11,513,782
Net income			10,337			10,337
Dividends declared			(4,892)			(4,892)
Other comprehensive income (loss), net of tax expense (benefit)				1,082		1,082
Stock based compensation		798				798
Tax benefit from gains on stock option exercise		66				66
Purchase of treasury stock					(42)	(42)
Retirement of treasury stock, value	(4)	(40)			44
Retirement of treasury stock, shares	(4,522)
Dividend Reinvestment and Stock Purchase Plan, shares	81,641
Dividend Reinvestment and Stock Purchase Plan, value	82	1,106				1,188
Share-based awards and options exercises, shares	45,122
Share-based awards and options exercises, value	44	557				601
Private placement	150	2,235				2,385
Private placement, shares	150,061
Ending Balance, value at Dec. 31, 2009	11,786	17,705	111,290	(6,913)	(29,932)	103,936
Ending Balance, shares at Dec. 31, 2009	11,786,084
Net income			9,174			9,174
Dividends declared			(5,916)			(5,916)
Other comprehensive income (loss), net of tax expense (benefit)				156		156
Stock based compensation		539				539
Tax benefit from gains on stock option exercise		60				60
Retirement of treasury stock, value	(5)	(46)			51
Retirement of treasury stock, shares	(5,186)
Acquisitions, value	1,630	24,846				26,476
Acquisitions, shares	1,630,053
Dividend Reinvestment and Stock Purchase Plan, shares	119,175
Dividend Reinvestment and Stock Purchase Plan, value	119	1,918				2,037
Share-based awards and options exercises, shares	31,425
Share-based awards and options exercises, value	32	354				386
Registered direct common stock offering	1,548	23,022				24,570
Registered direct common stock offering, shares	1,548,167
Ending Balance, value at Dec. 31, 2010	15,110	68,398	114,548	(6,757)	(29,881)	161,418
Ending Balance, shares at Dec. 31, 2010	15,109,718
Net income			19,713			19,713
Dividends declared			(7,679)			(7,679)
Other comprehensive income (loss), net of tax expense (benefit)				(4,608)		(4,608)
Stock based compensation		876				876
Tax benefit from gains on stock option exercise		141				141
Retirement of treasury stock, value	(5)	(43)			48
Retirement of treasury stock, shares	(4,936)
Acquisitions, value	322	6,339				6,661
Acquisitions, shares	321,929
Dividend Reinvestment and Stock Purchase Plan, shares	448,377
Dividend Reinvestment and Stock Purchase Plan, value	448	7,877				8,325
Share-based awards and options exercises, shares	228,893
Share-based awards and options exercises, value	229	837				1,066
Ending Balance, value at Dec. 31, 2011	$ 16,104	$ 84,425	$ 126,582	$ (11,365)	$ (29,833)	$ 185,913
Ending Balance, shares at Dec. 31, 2011	16,103,981